UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07876
                                  -----------

                           TEMPLETON CHINA WORLD FUND
                          -----------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                            --------------

Date of fiscal year end: 8/31
                         ----

Date of reporting period: 2/28/10
                          --------

ITEM 1. REPORTS TO STOCKHOLDERS.


FEBRUARY 28, 2010

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

                                    (GRAPHIC)

                                                                   INTERNATIONAL

SIGN UP FOR ELECTRONIC DELIVERY on franklintempleton.com

                           TEMPLETON CHINA WORLD FUND

                   (FRANKLIN TEMPLETON INVESTMENTS (R) LOGO)

                      Franklin - TEMPLETON - Mutual Series

                           Franklin Templeton Investments
                           GAIN FROM OUR PERSPECTIVE(R)

                           Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE      Each of our portfolio management groups operates
                           autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                           FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                           TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                           MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION       Because our management groups work independently and
                           adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST  At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS (GRAPHIC)

Not part of the semiannual report

                                    Contents

SHAREHOLDER LETTER ........................................................    1
SEMIANNUAL REPORT
Templeton China World Fund ................................................    3
Performance Summary .......................................................    7
Your Fund's Expenses ......................................................   10
Financial Highlights and Statement of Investments .........................   12
Financial Statements ......................................................   21
Notes to Financial Statements .............................................   25
Shareholder Information ...................................................   34

Shareholder Letter

Dear Shareholder:

The six-month reporting period ended February 28, 2010, began with a global manufacturing rebound marked by notable turnarounds in the U.S., Europe and Asia. This activity reflected improved demand and provided the underpinnings to a broadening world economic recovery. Most countries started to gradually withdraw some government support measures, which heightened investor anxieties as market focus shifted to downside risks of policy-induced growth in 2010. The tightening of China's monetary and economic policy fanned fears of potential damage to a delicate global recovery and added to stock market volatility, but China's robust growth continued.

Templeton China World Fund's semiannual report goes into greater detail about prevailing conditions during the period under review. In addition, you will find performance data, financial information and a discussion from the portfolio manager. Please remember that all securities markets fluctuate, as do mutual fund share prices.

If you would like more frequent updates, franklintempleton.com provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

Historically, patient investors have achieved rewarding results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program, all hallmarks of the Templeton investment philosophy developed more than 50 years ago. We continue to recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals

             NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


                      Not part of the semiannual report | 1
and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate changing market environments.

We thank you for investing with Franklin Templeton, welcome your comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Mark Mobius

Mark Mobius
Executive Chairman
Templeton Asset Management Ltd.

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF FEBRUARY 28, 2010. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                     2 | Not part of the semiannual report

Semiannual Report

Templeton China World Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton China World Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of "China companies," as defined in the Fund's prospectus.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

We are pleased to bring you Templeton China World Fund's semiannual report for the period ended February 28, 2010.

PERFORMANCE OVERVIEW

For the six months under review, Templeton China World Fund - Class A delivered a +9.14% cumulative total return. The Fund outperformed its benchmark, the Morgan Stanley Capital International (MSCI) Golden Dragon Index, which posted a cumulative total return of +8.22% for the same period.(1)

Also for comparison, the Standard & Poor's/International Finance Corporation (S&P/IFC) Investable China Index had a cumulative total return of +8.96% for the six months ended February 28, 2010.(2) In line with our long-term investment strategy, we are pleased with our long-term results, which you will find in the Performance Summary beginning on page 7. For example, for the 10-year period ended February 28, 2010, the Fund's Class A shares delivered a +292.08% cumulative total return, compared with the MSCI Golden Dragon Index's +40.31% cumulative total return for the same period.(3) Please note that index performance information is provided for reference and that we do not attempt to track the index, but rather undertake investments on the basis of fundamental research.

(1.) Source: (C) 2010 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The MSCI Golden Dragon Index is an aggregate of the MSCI Hong Kong Index, the MSCI China Free Index and the MSCI Taiwan@65% Index. The MSCI Taiwan Index has an inclusion weight at 65% of its market capitalization in the MSCI index series.

(2.) Source: (C) 2010 Morningstar. The S&P/IFC Investable China Index is a free float-adjusted, market capitalization-weighted index designed to measure the performance of equity securities in China.

(3.) Source: (C) 2010 Morningstar. As of 2/28/10, the Fund's Class A 10-year average annual total return not including sales charges was +14.64%, compared with +3.44% 10-year average annual total return for the MSCI Golden Dragon Index.

The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 16.


                             Semiannual Report | 3

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 2/28/10

                                  (BAR CHART)

China                      69.6%
Hong Kong                  16.6%
Taiwan                     12.1%
U.S.                        0.3%
Cambodia                    0.2%
Singapore                   0.1%
Germany                     0.1%
Short-Term Investments &
   Other Net Assets         1.0%

ECONOMIC AND MARKET OVERVIEW

China's expansionary credit policy, as well as greater public expenditure and consumer demand, drove its robust economic recovery in 2009. The country's gross domestic product (GDP) growth accelerated to 8.7% year-over-year in 2009, exceeding the government's 8% target.(4) GDP rose 10.7% in the fourth quarter of 2009, compared with 9.1% year-over-year in the third quarter.(4) Economic recovery and improving domestic demand raised consumer prices at an annualized rate of 1.5% in January, its third consecutive monthly increase after nine months of declines.(4) As a result of rising inflationary threats, the People's Bank of China put in place a series of tightening controls in 2010, which included higher yields on government bonds and hikes in reserve ratios to 16.5% for the country's largest banks and 14.5% for smaller banks.

Stock markets in the greater China region were volatile in the six months under review. In the earlier part of the reporting period, stocks continued their upward trend, supported by strong regional GDP growth. After reaching an 18-month high in January 2010, stock markets succumbed to renewed concerns about the global recovery's strength. China's incremental tightening of monetary policies to curb excessive bank lending and overheating in certain sectors added to investor anxieties surrounding the government's withdrawal of stimulus measures and its impact on the world economy. Toward period-end, investor worries eased somewhat as China continued to post robust economic growth despite its tightening measures.

INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. As we look for investments, we consider specific companies, rather than sectors, while doing in-depth research to construct an action list from which we make our buy decisions. We also consider a company's price/earnings ratio, profit margins and liquidation value.

MANAGER'S DISCUSSION

During the six months under review, China's CNOOC, Yanzhou Coal Mining and Dongfeng Motor were among the most significant contributors to the Fund's absolute performance. Offshore oil and gas exploration and production company CNOOC and coal exporter Yanzhou Coal Mining, one of the largest

(4.) Source: National Bureau of Statistics, China.


                             4 | Semiannual Report
in the country, benefited from higher oil and coal prices as energy demand grew, and their stock prices rose. Lower raw materials costs and government incentives for vehicle purchases in 2009 were favorable for Dongfeng Motor, and shares of the country's third-largest automaker appreciated in value.

In contrast, China's Shanghai Industrial Holdings, Datang International Power and Sinopec (China Petroleum and Chemical Corp.) were some of the Fund's largest detractors from absolute performance during the review period. Shanghai Industrial Holdings is a conglomerate with operations in industrial, consumer and real estate sectors, and its stock suffered from worries about government measures to calm overheating in China's property market. Concerns of higher costs resulting from rising coal prices weighed on shares of independent power producer Datang International Power. Lower refining margins due to government controls on diesel and gasoline prices constrained the stock performance of China's largest integrated energy company Sinopec. Despite these stocks' underperformances, we remained positive on the companies' prospects and increased our holding in Sinopec based on what we considered attractive valuations.

At the end of the reporting period, our assessment of the energy and commodities sectors remained positive. Based on our analysis, we believe commodity prices could maintain a long-term upward trend because of commodities' relatively inelastic supply and strong demand from emerging markets. In particular, growing energy demand boosted crude oil prices, and demand for hard commodities such as metals rose due to ongoing infrastructure development. Moreover, several emerging markets countries are major suppliers and consumers of various commodities. In line with our strategy, we considered many commodity-related companies attractive investment opportunities, and we believe they could remain profitable.

During the reporting period, we increased the Fund's investments in banking, diversified metals and mining, coal and consumable fuels, and steel companies due to what we considered attractive fundamentals. We believed higher commodity prices and growing consumer demand for financial and banking services in the greater China region could prove favorable for these companies. We added to the Fund's existing positions in Yanzhou Coal Mining, copper producer Jiangxi Copper, steel producer Angang Steel and commercial banking group BOC Hong Kong. Consequently, the Fund's Hong Kong-listed China H shares increased.(5)

TOP 10 EQUITY HOLDINGS
2/28/10

COMPANY                                   % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                  NET ASSETS
------------------------                  ----------
CNOOC Ltd.                                   6.9%
   OIL, GAS & CONSUMABLE FUELS, CHINA
Dairy Farm International Holdings Ltd.       6.7%
   FOOD & STAPLES RETAILING, HONG KONG
Sinopec (China Petroleum and Chemical
   CORP.), H                                 5.7%
   OIL, GAS & CONSUMABLE FUELS, CHINA
PetroChina Co. Ltd., H                       5.1%
   OIL, GAS & CONSUMABLE FUELS, CHINA
China Mobile Ltd.                            4.6%
   WIRELESS TELECOMMUNICATION SERVICES,
   CHINA
Yanzhou Coal Mining Co. Ltd., H              4.1%
   OIL, GAS & CONSUMABLE FUELS, CHINA
Bank of China Ltd., H & 144A                 3.9%
   COMMERCIAL BANKS, CHINA
China Shenhua Energy Co. Ltd., H             3.8%
   OIL, GAS & CONSUMABLE FUELS, CHINA
TSMC (TAIWAN SEMICONDUCTOR
   MANUFACTURING CO. LTD.)                   3.3%
   SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT, TAIWAN
China Life Insurance Co. Ltd., H             2.5%
   INSURANCE, CHINA

(5.) "China H" denotes shares of China-incorporated, Hong Kong-listed companies with most businesses in China. H shares are traded on the Hong Kong Stock Exchange.


                             Semiannual Report | 5

Conversely, we sold a number of our investments in technology distributors, wireless telecommunication services, tires and rubber, and electric utilities, to allow the Fund to focus on stocks we deemed relatively more attractively valued within our investment universe. We made select sales as holdings reached their target prices during the reporting period. Major sales included shares of Synnex Technology International, Taiwan's information technology equipment distributor, China Mobile, the country's key wireless telecommunication services provider, Guangdong Electric Power Development, the province's largest electricity generation company, and Cheng Shin Rubber, Taiwan's principal tire manufacturer. These sales subsequently reduced the Fund's exposure to Taiwanese and China's Shenzhen B shares.(6)

Thank you for your continued participation in Templeton China World Fund. We look forward to serving your future investment needs.

(PHOTO OF MARK MOBIUS)


/s/ Mark Mobius

Mark Mobius
Executive Chairman
Templeton Asset Management Ltd.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF FEBRUARY 28, 2010, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

(6.) "Shenzhen B" denotes shares of China-incorporated, Shenzhen-listed companies that are traded in Hong Kong dollars.


                             6 | Semiannual Report

Performance Summary as of 2/28/10

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: TCWAX)                    CHANGE   2/28/10   8/31/09
------------------------------             ------   -------   -------
Net Asset Value (NAV)                      +$2.32    $32.23    $29.91
DISTRIBUTIONS (9/1/09-2/28/10)
Dividend Income                  $0.4211

CLASS B (SYMBOL: TCWBX)                    CHANGE   2/28/10   8/31/09
------------------------------             ------   -------   -------
Net Asset Value (NAV)                      +$2.32    $32.06    $29.74
DISTRIBUTIONS (9/1/09-2/28/10)
Dividend Income                  $0.2872

CLASS C (SYMBOL: TCWCX)                    CHANGE   2/28/10   8/31/09
------------------------------             ------   -------   -------
Net Asset Value (NAV)                      +$2.28    $31.86    $29.58
DISTRIBUTIONS (9/1/09-2/28/10)
Dividend Income                  $0.3137

ADVISOR CLASS (SYMBOL: TACWX)              CHANGE   2/28/10   8/31/09
------------------------------             ------   -------   -------
Net Asset Value (NAV)                      +$2.34    $32.40    $30.06
DISTRIBUTIONS (9/1/09-2/28/10)
Dividend Income                  $0.4603


                             Semiannual Report | 7

PERFORMANCE(1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                 6-MONTH           1-YEAR    5-YEAR   10-YEAR
-------------------------------------   -------          -------   -------   --------
Cumulative Total Return(2)                +9.14%          +68.18%   +96.73%   +292.08%
Average Annual Total Return(3)            +2.86%          +58.51%   +13.14%    +13.96%
Value of $10,000 Investment(4)          $10,286          $15,851   $18,542   $ 36,954
Avg. Ann. Total Return (3/31/10)(5)                       +50.50%   +14.80%    +14.04%
   Total Annual Operating Expenses(6)             2.05%

CLASS B                                 6-MONTH           1-YEAR    5-YEAR   10-YEAR
-------------------------------------   -------          -------   -------   --------
Cumulative Total Return(2)                +8.75%          +67.05%   +90.13%   +271.76%
Average Annual Total Return(3)            +4.75%          +63.05%   +13.47%    +14.03%
Value of $10,000 Investment(4)          $10,475          $16,305   $18,813   $ 37,176
Avg. Ann. Total Return (3/31/10)(5)                       +54.55%   +15.16%    +14.11%
   Total Annual Operating Expenses(6)             2.76%

CLASS C                                 6-MONTH           1-YEAR    5-YEAR   10-YEAR
-------------------------------------   -------          -------   -------   --------
Cumulative Total Return(2)                +8.75%          +67.02%   +90.28%   +266.98%
Average Annual Total Return(3)            +7.75%          +66.02%   +13.73%    +13.88%
Value of $10,000 Investment(4)          $10,775          $16,602   $19,028   $ 36,698
Avg. Ann. Total Return (3/31/10)(5)                       +57.59%   +15.40%    +13.96%
   Total Annual Operating Expenses(6)             2.76%

ADVISOR CLASS                           6-MONTH           1-YEAR    5-YEAR   10-YEAR
-------------------------------------   -------          -------   -------   --------
Cumulative Total Return(2)                +9.29%          +68.65%   +99.86%   +305.76%
Average Annual Total Return(3)            +9.29%          +68.65%   +14.85%    +15.03%
Value of $10,000 Investment(4)          $10,929          $16,865   $19,986   $ 40,576
Avg. Ann. Total Return (3/31/10)(5)                       +60.16%   +16.54%    +15.12%
   Total Annual Operating Expenses(6)             1.77%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, GO TO
FRANKLINTEMPLETON.COM OR CALL (800) 342-5236.


                             8 | Semiannual Report

ENDNOTES

THE GOVERNMENT'S PARTICIPATION IN THE ECONOMY IS STILL HIGH AND, THEREFORE, THE FUND'S INVESTMENTS IN CHINA WILL BE SUBJECT TO LARGER REGULATORY RISK LEVELS COMPARED TO MANY OTHER COUNTRIES. IN ADDITION, SPECIAL RISKS ARE ASSOCIATED WITH INTERNATIONAL INVESTING, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS. INVESTMENTS IN EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS. ALSO, AS A NONDIVERSIFIED FUND INVESTING IN CHINA COMPANIES, THE FUND MAY INVEST IN A RELATIVELY SMALL NUMBER OF ISSUERS AND, AS A RESULT, BE SUBJECT TO GREATER RISK OF LOSS WITH RESPECT TO ITS PORTFOLIO SECURITIES. THE FUND MAY ALSO EXPERIENCE GREATER VOLATILITY THAN A FUND THAT IS MORE BROADLY DIVERSIFIED GEOGRAPHICALLY. IT IS DESIGNED FOR THE AGGRESSIVE PORTION OF A WELL-DIVERSIFIED PORTFOLIO. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

(1.) Effective after the close of business on 8/8/03, Templeton China World
     Fund, Inc. (Closed-End Fund), was converted into an open-end fund in a transaction whereby the Closed-End Fund transferred all of its assets, subject to its liabilities, to the Fund in exchange for Advisor Class shares. Total return information is based upon the Closed-End Fund's performance (as calculated using net asset values, not market values), which has been restated to reflect all charges, fees and expenses currently applicable to the Fund and each class. The Closed-End Fund was offered without a sales charge and Rule 12b-1 fees. On 8/11/03, the Fund began offering Class A, B and C shares. For periods prior to 8/11/03, performance quotations are based upon the Closed-End Fund's performance restated to take into account all charges, fees and expenses applicable to the Fund and each class, including that class's current, applicable, maximum sales charge and Rule 12b-1 fees. Beginning on 8/11/03, actual class performance is used reflecting all charges, fees and expenses applicable to the Fund and each class.

(2.) Cumulative total return represents the change in value of an investment over the periods indicated.

(3.) Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

(4.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(5.) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(6.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.


                             Semiannual Report | 9

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                             10 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                       VALUE 9/1/09     VALUE 2/28/10    PERIOD* 9/1/09-2/28/10
-------                                    -----------------   --------------   ----------------------
Actual                                           $1,000           $1,091.40             $10.37
Hypothetical (5% return before expenses)         $1,000           $1,014.88             $ 9.99
CLASS B
Actual                                           $1,000           $1,087.50             $13.82
Hypothetical (5% return before expenses)         $1,000           $1,011.55             $13.32
CLASS C
Actual                                           $1,000           $1,087.50             $13.87
Hypothetical (5% return before expenses)         $1,000           $1,011.50             $13.37
ADVISOR CLASS
Actual                                           $1,000           $1,092.90             $ 8.72
Hypothetical (5% return before expenses)         $1,000           $1,016.46             $ 8.40

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 2.00%; B: 2.67%; C: 2.68%; and Advisor:
     1.68%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                             Semiannual Report | 11

Templeton China World Fund

FINANCIAL HIGHLIGHTS

                                                     SIX MONTHS ENDED                    YEAR ENDED AUGUST 31,
                                                    FEBRUARY 28, 2010  --------------------------------------------------------
CLASS A                                                (UNAUDITED)       2009        2008        2007        2006        2005
-------                                             -----------------  --------    --------    --------    --------    --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............       $  29.91      $  34.78    $  41.29    $  25.76    $  21.67    $  17.97
                                                         --------      --------    --------    --------    --------    --------
Income from investment operations(a):
   Net investment income (loss)(b) ...............          (0.15)         0.48        0.34        0.37        0.29        0.43
   Net realized and unrealized gains (losses) ....           2.89         (2.04)      (4.47)      15.42        4.12        3.46
                                                         --------      --------    --------    --------    --------    --------
Total from investment operations .................           2.74         (1.56)      (4.13)      15.79        4.41        3.89
                                                         --------      --------    --------    --------    --------    --------
Less distributions from:
   Net investment income .........................          (0.42)        (0.30)      (0.41)      (0.26)      (0.32)      (0.19)
   Net realized gains ............................             --         (3.01)      (1.97)         --          --          --
                                                         --------      --------    --------    --------    --------    --------
Total distributions ..............................          (0.42)        (3.31)      (2.38)      (0.26)      (0.32)      (0.19)
                                                         --------      --------    --------    --------    --------    --------
Redemption fees(c) ...............................             --            --          --(d)       --(d)       --(d)       --(d)
                                                         --------      --------    --------    --------    --------    --------
Net asset value, end of period ...................       $  32.23      $  29.91    $  34.78    $  41.29    $  25.76    $  21.67
                                                         ========      ========    ========    ========    ========    ========

Total return(e) ..................................           9.14%        (1.10)%    (11.63)%     61.87%      20.65%      21.85%

RATIOS TO AVERAGE NET ASSETS(f)
Expenses .........................................           2.00%         2.04%(g)    2.00%(g)    2.04%(g)    2.06%(g)    2.08%(g)
Net investment income (loss) .....................          (0.90)%        1.92%       0.86%       1.13%       1.10%       1.86%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ................       $462,386      $404,877    $414,194    $519,266    $262,346    $111,193
Portfolio turnover rate ..........................           5.05%        22.36%      10.37%      22.05%      12.96%       9.66%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             12 | Semiannual Report

Templeton China World Fund

                                                     SIX MONTHS ENDED                    YEAR ENDED AUGUST 31,
                                                    FEBRUARY 28, 2010   -------------------------------------------------------
CLASS B                                                (UNAUDITED)        2009        2008        2007        2006        2005
-------                                             ------------------  -------     -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............      $ 29.74         $ 34.44     $ 40.95     $ 25.53     $ 21.47     $ 17.84
                                                        -------         -------     -------     -------     -------     -------
Income from investment operations(a):
   Net investment income (loss)(b) ...............        (0.24)           0.31        0.06        0.12        0.08        0.24
   Net realized and unrealized gains (losses) ....         2.85           (1.99)      (4.45)      15.36        4.15        3.51
                                                        -------         -------     -------     -------     -------     -------
Total from investment operations .................         2.61           (1.68)      (4.39)      15.48        4.23        3.75
                                                        -------         -------     -------     -------     -------     -------
Less distributions from:
   Net investment income .........................        (0.29)          (0.01)      (0.15)      (0.06)      (0.17)      (0.12)
   Net realized gains ............................           --           (3.01)      (1.97)         --          --          --
                                                        -------         -------     -------     -------     -------     -------
Total distributions ..............................        (0.29)          (3.02)      (2.12)      (0.06)      (0.17)      (0.12)
                                                        -------         -------     -------     -------     -------     -------
Redemption fees(c) ...............................           --              --          --(d)       --(d)       --(d)       --(d)
                                                        -------         -------     -------     -------     -------     -------
Net asset value, end of period ...................      $ 32.06         $ 29.74     $ 34.44     $ 40.95     $ 25.53     $ 21.47
                                                        =======         =======     =======     =======     =======     =======

Total return(e) ..................................         8.75%          (1.81)%    (12.22)%     60.79%      19.87%      21.12%

RATIOS TO AVERAGE NET ASSETS(f)
Expenses .........................................         2.67%           2.75%(g)    2.67%(g)    2.69%(g)    2.70%(g)    2.73%(g)
Net investment income (loss) .....................        (1.57)%          1.21%       0.19%       0.48%       0.46%       1.21%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ................      $10,672         $10,760     $14,272     $20,066     $15,269     $12,264
Portfolio turnover rate ..........................         5.05%          22.36%      10.37%      22.05%      12.96%       9.66%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 13

Templeton China World Fund

                                                   SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                                  FEBRUARY 28, 2010  -----------------------------------------------------------
CLASS C                                              (UNAUDITED)       2009         2008          2007        2006         2005
-------                                           -----------------  --------     --------     --------     --------     -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........      $  29.58       $  34.29     $  40.79     $  25.48     $  21.49     $ 17.85
                                                      --------       --------     --------     --------     --------     -------
Income from investment operations(a):
   Net investment income (loss)(b) .............         (0.26)          0.30         0.07         0.15         0.13        0.29
   Net realized and unrealized gains (losses) ..          2.85          (1.98)       (4.42)       15.28         4.10        3.46
                                                      --------       --------     --------     --------     --------     -------
Total from investment operations ...............          2.59          (1.68)       (4.35)       15.43         4.23        3.75
                                                      --------       --------     --------     --------     --------     -------
Less distributions from:
   Net investment income .......................         (0.31)         (0.02)       (0.18)       (0.12)       (0.24)      (0.11)
   Net realized gains ..........................            --          (3.01)       (1.97)          --           --          --
                                                      --------       --------     --------     --------     --------     -------
Total distributions ............................         (0.31)         (3.03)       (2.15)       (0.12)       (0.24)      (0.11)
                                                      --------       --------     --------     --------     --------     -------
Redemption fees(c) .............................            --             --           --(d)        --(d)        --(d)       --(d)
                                                      --------       --------     --------     --------     --------     -------
Net asset value, end of period .................      $  31.86       $  29.58     $  34.29     $  40.79     $  25.48     $ 21.49
                                                      ========       ========     ========     ========     ========     =======
Total return(e) ................................          8.75%         (1.77)%     (12.21)%      60.79%       19.91%      21.10%

RATIOS TO AVERAGE NET ASSETS(f)
Expenses .......................................          2.68%          2.75%(g)     2.66%(g)     2.68%(g)     2.71%(g)    2.68%(g)
Net investment income (loss) ...................         (1.58)%         1.21%        0.20%        0.49%        0.45%       1.26%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............      $152,897       $135,688     $153,068     $199,551     $107,886     $45,738
Portfolio turnover rate ........................          5.05%         22.36%       10.37%       22.05%       12.96%       9.66%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             14 | Semiannual Report

Templeton China World Fund
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                                 FEBRUARY 28, 2010  ------------------------------------------------------------
ADVISOR CLASS                                       (UNAUDITED)       2009         2008         2007         2006         2005
-------------                                    -----------------  --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
   period)
Net asset value, beginning of period ..........      $  30.06       $  35.03     $  41.55     $  25.93     $  21.78     $  18.03
                                                     --------       --------     --------     --------     --------     --------
Income from investment operations(a):
   Net investment income (loss)(b) ............         (0.09)          0.55         0.50         0.47         0.33         0.42
   Net realized and unrealized gains (losses)..          2.89          (2.08)       (4.51)       15.52         4.18         3.56
                                                     --------       --------     --------     --------     --------     --------
Total from investment operations ..............          2.80          (1.53)       (4.01)       15.99         4.51         3.98
                                                     --------       --------     --------     --------     --------     --------
Less distributions from:
   Net investment income ......................         (0.46)         (0.43)       (0.54)       (0.37)       (0.36)       (0.23)
   Net realized gains .........................            --          (3.01)       (1.97)          --           --           --
                                                     --------       --------     --------     --------     --------     --------
Total distributions ...........................         (0.46)         (3.44)       (2.51)       (0.37)       (0.36)       (0.23)
                                                     --------       --------     --------     --------     --------     --------
Redemption fees(c) ............................            --             --           --(d)        --(d)        --(d)        --(d)
                                                     --------       --------     --------     --------     --------     --------
Net asset value, end of period ................      $  32.40       $  30.06     $  35.03     $  41.55     $  25.93     $  21.78
                                                     ========       ========     ========     ========     ========     ========

Total return(e) ...............................          9.29%         (0.84)%     (11.32)%      62.38%       21.08%       22.31%

RATIOS TO AVERAGE NET ASSETS(f)
Expenses ......................................          1.68%          1.76%(g)     1.67%(g)     1.69%(g)     1.71%(g)     1.73%(g)
Net investment income (loss) ..................         (0.58)%         2.20%        1.19%        1.48%        1.45%        2.21%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .............      $312,293       $268,107     $288,072     $375,738     $245,331     $190,844
Portfolio turnover rate .......................          5.05%         22.36%       10.37%       22.05%       12.96%        9.66%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e)  Total return is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 15

Templeton China World Fund

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2010 (UNAUDITED)

                                                                                  COUNTRY      SHARES/UNITS       VALUE
                                                                               -------------   ------------   ------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS 99.0%
       AIR FREIGHT & LOGISTICS 0.2%
       Sinotrans Ltd., H ...................................................       China          8,192,000   $  2,216,265
                                                                                                              ------------
       AUTO COMPONENTS 1.3%
       Cheng Shin Rubber Industry Co. Ltd. .................................      Taiwan          6,425,065     12,398,196
                                                                                                              ------------
       AUTOMOBILES 4.2%
       Chongqing Changan Automobile Co. Ltd., B ............................       China          7,243,424      5,906,905
       Denway Motors Ltd. ..................................................       China          6,988,000      3,889,099
       Dongfeng Motor Corp., H .............................................       China         12,299,478     17,873,440
       Great Wall Motor Co. Ltd., H ........................................       China          4,729,538      7,104,437
       Jiangling Motors Corp. Ltd., B ......................................       China          2,745,695      4,488,759
                                                                                                              ------------
                                                                                                                39,262,640
                                                                                                              ------------
       BEVERAGES 0.3%
       Yantai Changyu Pioneer Wine Co. Ltd., B .............................       China            358,600      2,771,877
                                                                                                              ------------
       CHEMICALS 0.3%
(a, b) Yingde Gases Group Co. Ltd., 144A ...................................     Hong Kong        2,826,000      2,912,558
                                                                                                              ------------
       COMMERCIAL BANKS 10.5%
       Bank of China Ltd., H ...............................................       China         66,866,000     32,389,598
(a)    Bank of China Ltd., H, 144A .........................................       China          8,165,000      3,955,090
       BOC Hong Kong (Holdings) Ltd. .......................................       China          7,077,000     15,936,869
       China Construction Bank Corp., H ....................................       China         30,168,230     22,775,075
(a, b) China Minsheng Banking Corp. Ltd., 144A .............................       China          4,780,000      4,975,671
       Industrial and Commercial Bank of China Ltd., H .....................       China         25,705,000     18,180,354
                                                                                                              ------------
                                                                                                                98,212,657
                                                                                                              ------------
       COMMUNICATIONS EQUIPMENT 0.8%
       D-Link Corp. ........................................................      Taiwan          3,259,260      3,306,937
       ZTE Corp., H ........................................................       China            737,475      4,555,628
                                                                                                              ------------
                                                                                                                 7,862,565
                                                                                                              ------------
       COMPUTERS & PERIPHERALS 3.6%
       Asustek Computer Inc. ...............................................      Taiwan          9,824,395     17,306,591
       HTC Corp. ...........................................................      Taiwan            124,000      1,250,420
       LITE-ON IT Corp. ....................................................      Taiwan         11,868,076     11,838,526
       Simplo Technology Co. Ltd. ..........................................      Taiwan            610,000      3,199,035
                                                                                                              ------------
                                                                                                                33,594,572
                                                                                                              ------------
       CONSTRUCTION MATERIALS 0.5%
       Asia Cement China Holdings Corp. ....................................       China          3,837,500      2,036,845
       Huaxin Cement Co. Ltd., B ...........................................       China          1,224,758      2,695,692
                                                                                                              ------------
                                                                                                                 4,732,537
                                                                                                              ------------


                             16 | Semiannual Report

Templeton China World Fund

                                                                                  COUNTRY      SHARES/UNITS       VALUE
                                                                               -------------   ------------   ------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
       DISTRIBUTORS 2.9%
       China Resources Enterprise Ltd. .....................................     Hong Kong        5,108,000   $ 17,932,043
       Dah Chong Hong Holdings Ltd. ........................................     Hong Kong       14,612,563      8,113,646
       Sichuan Xinhua Winshare Chainstore Co. Ltd. .........................       China          2,521,000      1,065,268
                                                                                                              ------------
                                                                                                                27,110,957
                                                                                                              ------------
       DIVERSIFIED TELECOMMUNICATION SERVICES 0.4%
       China Telecom Corp. Ltd., H .........................................       China          2,195,833        961,813
       China Unicom (Hong Kong) Ltd. .......................................       China          2,572,168      3,081,730
                                                                                                              ------------
                                                                                                                 4,043,543
                                                                                                              ------------
       ELECTRIC UTILITIES 2.0%
       Cheung Kong Infrastructure Holdings Ltd. ............................     Hong Kong        4,923,548     18,521,383
                                                                                                              ------------
       ELECTRICAL EQUIPMENT 0.2%
       Dongfang Electric Co. Ltd., H .......................................       China            452,200      2,277,822
                                                                                                              ------------
       ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 2.0%
(b)    China Security & Surveillance Technology Inc. .......................   United States        442,100      3,050,490
       Hon Hai Precision Industry Co. Ltd. .................................      Taiwan            987,000      3,901,307
       Synnex Technology International Corp. ...............................      Taiwan          5,654,477     11,896,752
                                                                                                              ------------
                                                                                                                18,848,549
                                                                                                              ------------
       ENERGY EQUIPMENT & SERVICES 0.1%
       Anhui Tianda Oil Pipe Co. Ltd., H ...................................       China          1,083,000        559,481
                                                                                                              ------------
       FOOD & STAPLES RETAILING 7.7%
       Beijing Jingkelong Co. Ltd., H ......................................       China          3,165,571      3,025,996
       Dairy Farm International Holdings Ltd. ..............................     Hong Kong       10,138,076     62,754,691
       President Chain Store Corp. .........................................      Taiwan          2,908,259      6,824,859
                                                                                                              ------------
                                                                                                                72,605,546
                                                                                                              ------------
       FOOD PRODUCTS 3.5%
       China Foods Ltd. ....................................................       China          9,352,000      8,216,772
       China Yurun Food Group Ltd. .........................................       China          2,378,000      7,122,741
       People's Food Holdings Ltd. .........................................       China          3,602,000      1,742,325
(a, b) Shenguan Holdings Group Ltd., 144A ..................................       China         12,646,000     10,719,918
       Uni-President Enterprises Corp. .....................................      Taiwan          1,205,741      1,335,960
(b)    Xiwang Sugar Holdings Co. Ltd. ......................................     Hong Kong       12,114,439      3,652,006
                                                                                                              ------------
                                                                                                                32,789,722
                                                                                                              ------------
       HOTELS, RESTAURANTS & LEISURE 0.2%
       NagaCorp Ltd. .......................................................     Cambodia        17,658,548      1,956,437
                                                                                                              ------------


                             Semiannual Report | 17

Templeton China World Fund

                                                                                  COUNTRY      SHARES/UNITS       VALUE
                                                                               -------------   ------------   ------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
       INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 2.5%
       Datang International Power Generation Co. Ltd., H ...................       China         28,322,640   $ 12,807,171
       Guangdong Electric Power Development Co. Ltd., B ....................       China          7,530,059      4,365,392
       Huaneng Power International Inc., H .................................       China         10,046,776      6,031,496
                                                                                                              ------------
                                                                                                                23,204,059
                                                                                                              ------------
       INDUSTRIAL CONGLOMERATES 2.2%
       Hutchison Whampoa Ltd. ..............................................     Hong Kong          224,000      1,604,483
       Shanghai Industrial Holdings Ltd. ...................................       China          4,532,253     19,472,529
                                                                                                              ------------
                                                                                                                21,077,012
                                                                                                              ------------
       INSURANCE 2.5%
       China Life Insurance Co. Ltd., H ....................................       China          5,369,000     23,793,823
                                                                                                              ------------
       INTERNET SOFTWARE & SERVICES 0.8%
(b)    Sohu.com Inc. .......................................................       China            140,075      7,173,241
                                                                                                              ------------
       IT SERVICES 0.3%
       Travelsky Technology Ltd., H ........................................       China          3,281,294      2,637,801
                                                                                                              ------------
       LEISURE EQUIPMENT & PRODUCTS 0.2%
       Yorkey Optical International Cayman Ltd. ............................     Hong Kong        7,933,000      1,696,516
                                                                                                              ------------
       MACHINERY 1.3%
       China National Materials Co. Ltd., H ................................       China          2,414,000      1,517,643
       Lonking Holdings Ltd. ...............................................       China         11,978,000      7,622,960
(a, b) Sany Heavy Equipment International Holdings Co. Ltd., 144A ..........       China          1,108,000      1,133,372
       Shin Zu Shing Co. Ltd. ..............................................      Taiwan            264,616        988,295
       Zhongde Waste Technology AG .........................................      Germany            36,266        644,876
                                                                                                              ------------
                                                                                                                11,907,146
                                                                                                              ------------
       MARINE 1.7%
       China Shipping Development Co. Ltd., H ..............................       China          7,322,000     12,432,472
       Sinotrans Shipping Ltd. .............................................     Hong Kong        8,159,500      3,931,403
                                                                                                              ------------
                                                                                                                16,363,875
                                                                                                              ------------
       METALS & MINING 3.5%
       Angang Steel Co. Ltd., H ............................................       China         11,460,000     20,994,067
       China Molybdenum Co. Ltd., H ........................................       China          1,106,000        866,306
(b)    China Zhongwang Holdings Ltd. .......................................       China          1,988,400      1,711,168
       Jiangxi Copper Co. Ltd., H ..........................................       China          4,696,000      9,522,373
                                                                                                              ------------
                                                                                                                33,093,914
                                                                                                              ------------
       OFFICE ELECTRONICS 0.1%
(b)    Kinpo Electronics Inc. ..............................................      Taiwan          2,372,201        669,650
                                                                                                              ------------


                             18 | Semiannual Report

Templeton China World Fund

                                                                                  COUNTRY      SHARES/UNITS       VALUE
                                                                               -------------   ------------   ------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
       OIL, GAS & CONSUMABLE FUELS 26.8%
       China Coal Energy Co., H ............................................       China          7,355,000   $ 11,692,576
       China Petroleum and Chemical Corp., H ...............................       China         68,233,395     53,533,624
       China Shenhua Energy Co. Ltd., H ....................................       China          8,344,500     35,797,849
       CNOOC Ltd. ..........................................................       China         41,286,000     64,783,211
       PetroChina Co. Ltd., H ..............................................       China         42,819,903     47,661,949
       Yanzhou Coal Mining Co. Ltd., H .....................................       China         17,954,000     38,118,061
                                                                                                              ------------
                                                                                                               251,587,270
                                                                                                              ------------
       PHARMACEUTICALS 0.3%
       Tong Ren Tang Technologies Co. Ltd., H ..............................       China          1,602,000      2,889,368
                                                                                                              ------------
       REAL ESTATE MANAGEMENT & DEVELOPMENT 3.8%
       Agile Property Holdings Ltd. ........................................       China          2,880,000      3,673,162
       Cheung Kong (Holdings) Ltd. .........................................     Hong Kong          651,690      7,967,456
       Hopewell Holdings Ltd. ..............................................     Hong Kong        5,935,500     17,357,834
       Soho China Ltd. .....................................................       China         13,105,645      6,466,504
                                                                                                              ------------
                                                                                                                35,464,956
                                                                                                              ------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.1%
       MediaTek Inc. .......................................................      Taiwan            467,062      7,340,999
       Taiwan Semiconductor Manufacturing Co. Ltd. .........................      Taiwan         16,845,330     30,828,055
                                                                                                              ------------
                                                                                                                38,169,054
                                                                                                              ------------
       SOFTWARE 0.3%
(b)    Shanda Interactive Entertainment Ltd., ADR ..........................       China             55,800      2,527,740
                                                                                                              ------------
       SPECIALTY RETAIL 0.8%
(b)    GOME Electrical Appliances Holdings Ltd. ............................     Hong Kong       18,580,880      5,840,748
(b)    I.T Ltd. ............................................................     Hong Kong        8,311,264      1,499,020
                                                                                                              ------------
                                                                                                                 7,339,768
                                                                                                              ------------
       TEXTILES, APPAREL & LUXURY GOODS 1.0%
       Anta Sports Products Ltd. ...........................................       China          3,820,855      5,513,038
       Victory City International Holdings Ltd. ............................     Hong Kong        8,586,022      2,267,557
       Weiqiao Textile Co. Ltd., H .........................................       China          2,130,500      1,479,390
                                                                                                              ------------
                                                                                                                 9,259,985
                                                                                                              ------------
       TRANSPORTATION INFRASTRUCTURE 1.5%
       Cosco Pacific Ltd. ..................................................       China          6,254,610      9,701,505
       Rickmers Maritime (Trust Units) .....................................     Singapore        3,742,000        998,186
       Sichuan Expressway Co. Ltd., H ......................................       China          6,340,000      3,618,306
                                                                                                              ------------
                                                                                                                14,317,997
                                                                                                              ------------


                             Semiannual Report | 19

Templeton China World Fund

                                                                                  COUNTRY      SHARES/UNITS       VALUE
                                                                               -------------   ------------   ------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
       WIRELESS TELECOMMUNICATION SERVICES 4.6%
       China Mobile Ltd. ...................................................       China          4,341,770   $ 42,845,770
                                                                                                              ------------
       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
          (COST $607,178,419) ..............................................                                   928,696,252
                                                                                                              ------------
       SHORT TERM INVESTMENTS (COST $11,117,054) 1.2%
       MONEY MARKET FUNDS 1.2%
(c)    Institutional Fiduciary Trust Money Market Portfolio, 0.00% .........   United States     11,117,054     11,117,054
                                                                                                              ------------
       TOTAL INVESTMENTS (COST $618,295,473) 100.2% ........................                                   939,813,306
       OTHER ASSETS, LESS LIABILITIES (0.2)% ...............................                                    (1,566,511)
                                                                                                              ------------
       NET ASSETS 100.0% ...................................................                                  $938,246,795
                                                                                                              ============

See Abbreviations on page 33.

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At February 28, 2010, the aggregate value of these securities was $23,696,609, representing 2.53% of net assets.

(b)  Non-income producing.

(c) See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                             20 | Semiannual Report

Templeton China World Fund
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2010 (unaudited)

Assets:
   Investments in securities:
      Cost - Unaffiliated issuers .............................   $ 607,178,419
      Cost - Sweep Money Fund (Note 7) ........................      11,117,054
                                                                  -------------
      Total cost of investments ...............................   $ 618,295,473
                                                                  =============
      Value - Unaffiliated issuers ............................   $ 928,696,252
      Value - Sweep Money Fund (Note 7) .......................      11,117,054
                                                                  -------------
      Total value of investments ..............................     939,813,306
   Receivables:
      Investment securities sold ..............................      1,033,425
      Capital shares sold .....................................      1,864,303
      Dividends ...............................................        388,236
   Other assets ...............................................          2,737
                                                                  -------------
         Total assets .........................................    943,102,007
                                                                  -------------
Liabilities:
   Payables:
      Investment securities purchased .........................          94,535
      Capital shares redeemed .................................       3,140,231
      Affiliates ..............................................       1,339,570
      Allocator Funds (Note 9) ................................           9,056
   Accrued expenses and other liabilities .....................         271,820
                                                                  -------------
         Total liabilities ....................................       4,855,212
                                                                  -------------
            Net assets, at value ..............................   $ 938,246,795
                                                                  =============
   Net assets consist of:
      Paid-in capital .........................................   $ 630,370,025
      Distributions in excess of net investment income ........      (4,594,729)
      Net unrealized appreciation (depreciation) ..............     321,518,264
      Accumulated net realized gain (loss) ....................      (9,046,765)
                                                                  -------------
            Net assets, at value ..............................   $ 938,246,795
                                                                  =============

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 21

Templeton China World Fund
FINANCIAL STATEMENTS (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
February 28, 2010 (unaudited)

CLASS A:
   Net assets, at value .......................................   $462,385,912
                                                                  ============
   Shares outstanding .........................................     14,347,298
                                                                  ============
   Net asset value per share(a) ...............................   $      32.23
                                                                  ============
   Maximum offering price per share (net asset
      value per share / 94.25%) ...............................   $      34.20
                                                                  ============
CLASS B:
   Net assets, at value .......................................   $ 10,671,529
                                                                  ============
   Shares outstanding .........................................        332,900
                                                                  ============
   Net asset value and maximum offering price per share(a).....   $      32.06
                                                                  ============
CLASS C:
   Net assets, at value .......................................   $152,896,541
                                                                  ============
   Shares outstanding .........................................      4,799,400
                                                                  ============
   Net asset value and maximum offering price per share(a) ....   $      31.86
                                                                  ============
ADVISOR CLASS:
   Net assets, at value .......................................   $312,292,813
                                                                  ============
   Shares outstanding .........................................      9,637,415
                                                                  ============
   Net asset value and maximum offering price per share .......   $      32.40
                                                                  ============

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

   The accompanying notes are an integral part of these financial statements.


                             22 | Semiannual Report

Templeton China World Fund
FINANCIAL STATEMENTS (CONTINUED)

STATEMENT OF OPERATIONS
for the six months ended February 28, 2010 (unaudited)

Investment income:
   Dividends (net of foreign taxes of $500,829) ...............   $  5,076,512
                                                                  ------------
Expenses:
   Management fees (Note 3a) ..................................      5,723,380
   Administrative fees (Note 3b) ..............................        924,976
   Distribution fees: (Note 3c)
      Class A .................................................        729,096
      Class B .................................................         56,442
      Class C .................................................        782,180
   Transfer agent fees (Note 3e) ..............................        650,436
   Special servicing agreement fees (Note 9) ..................         61,375
   Custodian fees (Note 4) ....................................        184,994
   Reports to shareholders ....................................         85,407
   Registration and filing fees ...............................         60,237
   Professional fees ..........................................         26,471
   Trustees' fees and expenses ................................         25,782
   Other ......................................................         22,597
                                                                  ------------
         Total expenses .......................................      9,333,373
                                                                  ------------
            Net investment income (loss) ......................     (4,256,861)
                                                                  ------------
   Realized and unrealized gains (losses):
      Net realized gain (loss) from:
         Investments ..........................................     16,163,560
         Foreign currency transactions ........................         32,798
                                                                  ------------
            Net realized gain (loss) ..........................     16,196,358
                                                                  ------------
      Net change in unrealized appreciation (depreciation) on:
         Investments ..........................................     59,512,365
         Translation of other assets and liabilities
            denominated in foreign currencies .................           (216)
                                                                  ------------
            Net change in unrealized appreciation
               (depreciation) . ...............................     59,512,149
                                                                  ------------
   Net realized and unrealized gain (loss) ....................     75,708,507
                                                                  ------------
   Net increase (decrease) in net assets resulting
      from operations .........................................   $ 71,451,646
                                                                  ============

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 23

Templeton China World Fund
FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SIX MONTHS ENDED
                                                                                FEBRUARY 28, 2010      YEAR ENDED
                                                                                    (UNAUDITED)     AUGUST 31, 2009
                                                                                -----------------   ---------------
Increase (decrease) in net assets:
   Operations:
      Net investment income (loss) ..........................................     $  (4,256,861)     $  11,550,134
      Net realized gain (loss) from investments and foreign currency
         transactions .......................................................        16,196,358        (24,674,987)
      Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in
         foreign currencies .................................................        59,512,149        (31,956,931)
                                                                                  -------------      -------------
         Net increase (decrease) in net assets resulting from operations ....        71,451,646        (45,081,784)
                                                                                  -------------      -------------
   Distributions to shareholders from:
      Net investment income:
         Class A ............................................................        (5,990,684)        (2,936,084)
         Class B ............................................................          (100,628)            (5,084)
         Class C ............................................................        (1,522,415)           (93,010)
         Advisor Class ......................................................        (4,125,990)        (3,405,294)
      Net realized gains:
         Class A ............................................................                --        (29,140,968)
         Class B ............................................................                --         (1,053,940)
         Class C ............................................................                --        (11,319,329)
         Advisor Class ......................................................                --        (23,542,784)
                                                                                  -------------      -------------
   Total distributions to shareholders ......................................       (11,739,717)       (71,496,493)
                                                                                  -------------      -------------
   Capital share transactions: (Note 2)
         Class A ............................................................        27,613,319         45,005,387
         Class B ............................................................          (938,171)        (1,321,500)
         Class C ............................................................         7,135,985          3,890,335
         Advisor Class ......................................................        25,290,922         18,830,891
                                                                                  -------------      -------------
   Total capital share transactions .........................................        59,102,055         66,405,113
                                                                                  -------------      -------------
         Net increase (decrease) in net assets ..............................       118,813,984        (50,173,164)
                                                                                  -------------      -------------
   Net assets:
      Beginning of period ...................................................       819,432,811        869,605,975
                                                                                  -------------      -------------
      End of period .........................................................     $ 938,246,795      $ 819,432,811
                                                                                  =============      =============
   Undistributed net investment income (distributions in excess of net investment income) included in net assets:
      End of period .........................................................     $  (4,594,729)     $  11,401,849
                                                                                  =============      =============

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 24

Templeton China World Fund
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company. The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                             Semiannual Report | 25

Templeton China World Fund
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of February 28, 2010, and has determined that no provision for income tax is required in the Fund's financial statements.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.


                             26 | Semiannual Report

Templeton China World Fund
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.


                             Semiannual Report | 27

Templeton China World Fund
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. SHARES OF BENEFICIAL INTEREST

At February 28, 2010, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                           SIX MONTHS ENDED               YEAR ENDED
                                          FEBRUARY 28, 2010             AUGUST 31,2009
                                      -------------------------   --------------------------
                                         SHARES       AMOUNT        SHARES         AMOUNT
                                      ----------   ------------   ----------   -------------
CLASS A SHARES:
   Shares sold ....................    3,196,445   $106,079,539    5,783,359   $ 155,180,115
   Shares issued in reinvestment of
      distributions ...............      166,196      5,454,503    1,317,570      29,050,541
   Shares redeemed ................   (2,550,928)   (83,920,723)  (5,472,810)   (139,225,269)
                                      ----------   ------------   ----------   -------------
   Net increase (decrease) ........      811,713   $ 27,613,319    1,628,119   $  45,005,387
                                      ==========   ============   ==========   =============
CLASS B SHARES:
   Shares sold ....................       16,802   $    564,267       56,340   $   1,490,928
   Shares issued in reinvestment of
      distributions ...............        2,787         91,119       43,243         952,643
   Shares redeemed ................      (48,555)    (1,593,557)    (152,115)     (3,765,071)
                                      ----------   ------------   ----------   -------------
   Net increase (decrease) ........      (28,966)  $   (938,171)     (52,532)  $  (1,321,500)
                                      ==========   ============   ==========   =============
CLASS C SHARES:
   Shares sold ....................      890,725   $ 29,095,832    1,470,165   $  37,854,713
   Shares issued in reinvestment of
      distributions ...............       36,949      1,200,474      415,266       9,098,474
   Shares redeemed ................     (715,894)   (23,160,321)  (1,762,149)    (43,062,852)
                                      ----------   ------------   ----------   -------------
   Net increase (decrease) ........      211,780   $  7,135,985      123,282   $   3,890,335
                                      ==========   ============   ==========   =============
ADVISOR CLASS SHARES:
   Shares sold ....................    1,699,602   $ 56,808,096    2,139,420   $  58,206,598
   Shares issued in reinvestment of
      distributions ...............       74,226      2,447,961      700,945      15,504,912
   Shares redeemed ................   (1,054,809)   (33,965,135)  (2,145,243)    (54,880,619)
                                      ----------   ------------   ----------   -------------
   Net increase (decrease) ........      719,019   $ 25,290,922      695,122   $  18,830,891
                                      ==========   ============   ==========   =============

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                      AFFILIATION
----------                                                      -----------
Templeton Asset Management Ltd. (TAML)                          Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent


                             28 | Semiannual Report

Templeton China World Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to TAML based on the average weekly net assets of the Fund as follows:

ANNUALIZED FEE RATE   NET ASSETS
-------------------   ----------
       1.250%         Up to and including $1 billion
       1.200%         Over $1 billion, up to and including $5 billion
       1.150%         Over $5 billion, up to and including $10 billion
       1.100%         Over $10 billion, up to and including $15 billion
       1.050%         Over $15 billion, up to and including $20 billion
       1.000%         In excess of $20 billion

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act.

On December 1, 2008, the Fund's Board of Trustees approved a modification to the Class A distribution plan, for those funds that had a Class A compensation plan, changing the form of the plan from a compensation to a reimbursement distribution plan. Under the distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. This change was effective February 1, 2009. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. Prior to February 1, 2009, under the Fund's Class A compensation distribution plan, the Fund paid Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets.

In addition, under the Fund's Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A...   0.35%
Class B...   1.00%
Class C...   1.00%

The Board of Trustees has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.


                             Semiannual Report | 29

Templeton China World Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated
   broker/dealers ............................................   $285,421
Contingent deferred sales charges retained ...................   $ 28,101

E. TRANSFER AGENT FEES

For the period ended February 28, 2010, the Fund paid transfer agent fees of $650,436, of which $413,455 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended February 28, 2010, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At August 31, 2009, the Fund had tax basis capital losses of $6,453,484 expiring in 2017.

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At August 31, 2009, the Fund deferred realized capital losses of $15,488,964.

At February 28, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................   $622,048,964
                                                ============
Unrealized appreciation .....................   $345,800,555
Unrealized depreciation .....................    (28,036,213)
                                                ------------
Net unrealized appreciation (depreciation) ..   $317,764,342
                                                ============

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares and corporate actions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.


                             30 | Semiannual Report

Templeton China World Fund

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2010, aggregated $100,851,180 and $45,135,855, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Pursuant to a SEC exemptive order specific to the Fund's investment in the Sweep Money Fund, management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in securities of "China companies" may include certain risks and considerations not typically associated with investing in U.S. securities. In general, China companies are those that are organized under the laws of, or with a principal office or principal trading market in, the People's Republic of China, Hong Kong, or Taiwan. Such risks include fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, these securities may not be as liquid as U.S. securities. At February 28, 2010, the Fund had 69.6%, 16.6%, and 12.1% of its net assets invested in China, Hong Kong, and Taiwan, respectively.

9. SPECIAL SERVICING AGREEMENT

The Fund, which is an eligible underlying investment of one or more of the Franklin Templeton Fund Allocator Series Funds (Allocator Funds), participates in a Special Servicing Agreement (SSA) with the Allocator Funds and certain service providers of the Fund and the Allocator Funds. Under the SSA, the Fund may pay a portion of the Allocator Funds' expenses (other than any asset allocation, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Fund by the Allocator Funds. The Allocator Funds are either managed by Franklin Advisers, Inc. or administered by FT Services, affiliates of TAML. For the period ended February 28, 2010, the Fund was held by one or more of the Allocator Funds and was allocated expenses as noted in the Statement of Operations. At February 28, 2010, 8.38% of the Fund's outstanding shares were held by one or more of the Allocator Funds.


                             Semiannual Report | 31

Templeton China World Fund

10. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively "Borrowers"), managed by Franklin Templeton Investments, are borrowers in a 364-day joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. On January 22, 2010, the Fund renewed the Global Credit Facility for a total of $750 million, maturing January 21, 2011.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended February 28, 2010, the Fund did not utilize the Global Credit Facility.

11. FAIR VALUATION MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At February 28, 2010, all of the Fund's investments in securities carried at fair value were in Level 1 inputs. For detailed industry descriptions, see the accompanying Statement of Investments.


                             32 | Semiannual Report

Templeton China World Fund

12. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS, which enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying this provision.

In March 2010, the FASB issued ASU No. 2010-11, DERIVATIVES AND HEDGING (TOPIC
815): SCOPE EXCEPTION RELATED TO EMBEDDED CREDIT DERIVATIVES, which clarifies existing derivatives and hedging disclosure requirements and is effective for fiscal quarters beginning after June 15, 2010. The Fund is currently evaluating the impact, if any, of applying this provision.

13. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

SELECTED PORTFOLIO

ADR - American Depository Receipt


                             Semiannual Report | 33

Templeton China World Fund

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                             34 | Semiannual Report

                       This page intentionally left blank.

                       This page intentionally left blank.

Franklin Templeton Funds

LITERATURE REQUEST. TO RECEIVE A PROSPECTUS, PLEASE CALL US AT (800) DIAL BEN/(800) 342-5236 OR VISIT franklintempleton.com. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

VALUE
Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(1)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Quest Fund(2)
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND
Franklin Focused Core Equity Fund
Franklin Large Cap Equity Fund
Franklin Rising Dividends Fund

GROWTH
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund
Franklin Growth Fund
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund

SECTOR
Franklin Biotechnology Discovery Fund
Franklin Global Real Estate Fund
Franklin Gold & Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Mutual Financial Services Fund

GLOBAL
Mutual Global Discovery Fund(4)
Templeton Global Long-Short Fund(5)
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

INTERNATIONAL
Franklin India Growth Fund
Franklin International Growth Fund
Franklin International Small Cap Growth Fund
Mutual European Fund
Mutual International Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Frontier Markets Fund

HYBRID
Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Templeton Income Fund

ASSET ALLOCATION
Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

FIXED INCOME
Franklin Adjustable U.S. Government Securities Fund(6)
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Limited Maturity U.S. Government Securities Fund(6)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(6)
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund

TAX-FREE INCOME(7)
NATIONAL
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(8)

LIMITED-/INTERMEDIATE-TERM
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California(9)
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(10)
Michigan(10)
Minnesota(10)
Missouri
New Jersey
New York(9)
North Carolina
Ohio(10)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust(11)

(1.) The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

(2.) Effective 5/1/09, Mutual Qualified Fund changed its name to Mutual Quest
     Fund. The fund's investment goal and strategy remained unchanged.

(3.) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4.) Effective 5/1/09, Mutual Discovery Fund changed its name to Mutual Global
     Discovery Fund. The fund's investment goal and strategy remained unchanged.

(5.) Effective 12/18/09, this fund is closed to new investors, pending a proposal to merge the fund into Templeton World Fund. Existing shareholders may continue to make additional investments until shortly before the completion of the transaction, expected in April 2010.

(6.) An investment in the fund is neither insured nor guaranteed by the U.S.
     government or by any other entity or institution.

(7.) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(8.) The fund invests primarily in insured municipal securities.

(9.) These funds are available in three or more variations, including long-term portfolios, intermediate-term portfolios, portfolios of insured securities, a high-yield portfolio (CA only) and a money market portfolio (CA only).

(10.) The Board of Trustees approved the elimination of the non-fundamental policy requiring the fund to invest at least 80% of net assets in insured municipal securities and the removal of the word "Insured" from the fund name. The changes became effective 2/15/09.

(11.) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

02/10                                          Not part of the semiannual report

(FRANKLIN TEMPLETON INVESTMENT(R) LOGO)   One Franklin Parkway
                                          San Mateo, CA 94403-1906

SIGN UP FOR ELECTRONIC DELIVERY
on franklintempleton.com

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
TEMPLETON CHINA WORLD FUND

INVESTMENT MANAGER
Templeton Asset Management Ltd.

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
(800) DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

188 S 04/10


ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)   N/A

(d)   N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

     (2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.      N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A

ITEM 6. SCHEDULE OF INVESTMENTS.  N/A

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON CHINA WORLD FUND


By /s/LAURA F. FERGERSON
 ----------------------------
   Laura F. Fergerson
   Chief Executive Officer -
   Finance and Administration

Date:  April 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
 ----------------------------
   Laura F. Fergerson
   Chief Executive Officer -
   Finance and Administration

Date:  April 27, 2010


By /s/MARK H. OTANI
--------------------------------
   Mark H. Otani
   Chief Financial Officer and
   Chief Accounting Officer

Date:  April 27, 2010